Revenue from contracts with customers	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Revenue from contracts with customers
31	Revenue from contracts with customers

a)	Revenue disaggregation:

The following tables provide disaggregated revenue by category, including main product and service lines, and main geographic areas. The Company discloses such balances reconciled to the reportable segments (Note 38), being this information regularly provided and reviewed in such way by the chief operating decision-marker.

•	Revenue by category at December 31, 2020:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
Aircraft	1,103.7	239.5	1,015.3	—	7.7	2,366.2
Long-term contracts	—	296.9	—	—	—	296.9
Others	10.7	19.9	56.2	4.9	1.1	92.8
Service	—	73.7	—	712.7	—	786.4
Spare Parts	—	23.9	—	202.4	2.5	228.8

Total	1,114.4	653.9	1,071.5	920.0	11.3	3,771.1

	North America	Latin America	Asia Pacific	Brazil	Europe	Other	Total
Aircraft	1,962.7	49.7	77.1	6.9	237.7	32.1	2,366.2
Long-term contracts	—	0.3	0.1	230.9	64.9	0.7	296.9
Others	61.0	0.4	8.6	13.3	5.0	4.5	92.8
Service	385.6	22.4	56.4	91.9	198.7	31.4	786.4
Spare Parts	123.2	3.2	19.4	40.0	37.7	5.3	228.8

Total	2,532.5	76.0	161.6	383.0	544.0	74.0	3,771.1

•	Revenue by category at December 31, 2019 (recasted*):

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
Aircraft	2,184.7	89.9	1,311.9	0.2	5.6	3,592.3
Long-term contracts	—	397.9	—	1.2	—	399.1
Others	49.7	16.0	85.1	0.7	—	151.5
Service	—	65.2	—	817.5	0.1	882.8
Spare Parts	—	7.3	—	426.1	3.5	436.9

Total	2,234.4	576.3	1,397.0	1,245.7	9.2	5,462.6

	North America	Latin America	Asia Pacific	Brazil	Europe	Other	Total
Aircraft	2,549.0	21.3	272.0	59.1	614.3	76.6	3,592.3
Long-term contracts	0.1	1.3	2.1	378.8	13.5	3.3	399.1
Others	98.6	19.2	5.7	8.6	12.5	6.9	151.5
Service	437.5	26.6	72.6	101.3	205.1	39.7	882.8
Spare Parts	260.4	8.0	24.6	55.5	78.3	10.1	436.9

Total	3,345.6	76.4	377.0	603.3	923.7	136.6	5,462.6

•	Revenue by category at December 31, 2018 (recasted*):

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
Aircraft	2,276.2	92.5	997.4	—	6.9	3,373.0
Long-term contracts	—	267.5	—	—	—	267.5
Others	82.1	2.0	106.9	0.2	—	191.2
Service	—	31.1	—	774.2	0.2	805.5
Spare Parts	—	67.0	—	358.4	8.5	433.9

Total	2,358.3	460.1	1,104.3	1,132.8	15.6	5,071.1

	North America	Latin America	Asia Pacific	Brazil	Europe	Other	Total
Aircraft	2,253.8	87.0	318.2	40.3	644.6	29.1	3,373.0
Long-term contracts	1.9	0.6	0.7	243.3	12.6	8.4	267.5
Others	130.9	11.9	5.0	2.9	8.9	31.6	191.2
Service	353.7	42.2	92.3	45.3	230.3	41.7	805.5
Spare Parts	218.7	8.8	15.6	110.7	69.7	10.4	433.9

Total	2,959.0	150.5	431.8	442.5	966.1	121.2	5,071.1

*
Part of revenues generated by subsidiary OGMA - Indústria Aeronáutica de Portugal previously classified in the column of Defense & Security were reclassified to the column of Services & Support, as disclosed on Note 38.

The contracts are grouped in the categories above as they are affected similarly by economic factors.

b)	Contract balances, including contract costs:

	Note	12.31.2020	12.31.2019
Contract assets		461.8	461.9

Contract costs (Other assets)		10.8	9.1

Contract liabilities		1,295.4	683.4

Advances from customers		1,049.3	435.4
Deferred revenue		246.1	248.0

Financial Guarantee	25	125.2	—

Contract assets
– US$ 201.4 included in the contract assets position as of December 31, 2019 were billed and collected by the Company on 2020. Expected credit losses of US$ 3.8 were recognized over the contract assets balances during the fiscal year, as well as US$ 33.8 related to contract assets previously classified and recorded as assets held for sale (Note 5), were reclassified to this account as of December 31, 2020.
Contract liabilities
– US$ 746.1 related to contract liabilities previously classified and recorded as liabilities held for sale (Note 5), were reclassified to contract liabilities as of December 31, 2020. Out of the total balances of contract liabilities as of December 31, 2019, US$ 604.5 were recognized as revenues on 2020.

c)	Performance obligations:
The Company has a portfolio of firm orders, whose performance obligations are unsatisfied or partially satisfied. The amount of revenue allocated to performance obligations not yet satisfied (or partially satisfied) as of December 31, 2020 was US$ 14.4 billion, of which US$ 10.7 billion is expected to be satisfied in the next 5 years, as estimated by the Company.

As of December 31, 2020, as a result of the impacts caused by COVID-19 pandemic and based on agreements reached with certain customers in order to deferral their deliveries (Note 1.1.2), the Company reviewed its projections for deliveries of firm orders on backlog and reallocated performance obligations that would be satisfied in the next 5 years in the total amount of US$ 1.6 billion, based on circumstances and terms observed as of December 31, 2019, for later periods.